COMMITMENTS, CONTINGENCIES, RISKS AND UNCERTAINTIES (Details Textual) (USD $)	Mar. 31, 2014	Dec. 31, 2013
Operating Leased Assets [Line Items]
Due from Related Parties, Current	$ 1,641	$ 2,874
Capital Addition Purchase Commitments [Member]
Operating Leased Assets [Line Items]
Purchase Obligation	15,198	129,330
Purchase Obligation, Due in Next Twelve Months	15,030	29,165
Purchase Obligation, Due in Second Year	168	165
Sanhe Dongyi [Member]
Operating Leased Assets [Line Items]
Prepaid Rent		3,965
Due from Related Parties, Current		$ 1,387